CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (1,414)	$ (1,912)	$ (3,698)	$ (3,262)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property and equipment	5	5	9	9
Amortization of other assets	105	109	214	142
Noncash stock-based compensation	227	248	575	443
Warrant inducement			14	0
Amortization of debt discount	142	204	257	0
Inventory reserve	31	0	210	82
Noncash interest			39	0
Loss on foreign currency transactions	4	3	26	7
Gain on sale of equipment	0	(2)	(3)	(55)
(Increase) decrease in operating assets:
Accounts receivable	9	577	820	1,006
Inventory	(32)	166	(60)	(147)
Prepaid expenses and other current assets	66	37	(16)	4
Long-term receivable				0
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(180)	(316)	59	904
License and supply agreement fee payable	0	(1,318)	(1,318)	0
Deferred revenue	170	(359)	(711)	(680)
Net cash used in operating activities	(867)	(2,558)	(3,583)	(1,547)
Investing activities:
Purchase of property and equipment			0	(8)
Purchase of intangible assets			0	(659)
Proceeds from sale of equipment	0	2	3	55
Net cash provided by investing activities	0	2	3	(612)
Financing activities:
Proceeds from issuance of common stock, net of equity issuance costs of $128 and $229, respectively	2,013	2,771	2,771	0
Proceeds from issuance of senior secured note	0	1,300	2,800
Proceeds from exercise of warrants	2	239	248	503
Payment of senior secured note	(1,500)	(1,300)	(1,300)	0
Payment of financing costs	0	(204)	(399)	0
Net cash provided by financing activities	515	2,806	4,120	503
Effect of exchange rates on cash and cash equivalents	(2)	1	(8)	34
Net increase (decrease) in cash	(354)	251	532	(1,622)
Cash, beginning of period	579	47	47	1,669
Cash, end of period	225	298	579	47
Supplemental disclosure of cash flow information
Cash paid for income taxes	4	2	2	18
Cash paid for interest	54	24
Restricted stock issued to settle liability	0	77	77	0
Payable related to license and supply agreement			0	1,318
Receivable related to license agreement			0	791
Fair value of stock options granted to Medica	$ 273		$ 0	$ 273